RETIREMENT PLANS (Tables)	12 Months Ended
Dec. 31, 2014
RETIREMENT PLANS [Abstract]
Funded status of defined benefit plan
The funded status of the defined benefit plans was as follows at December 31:

(in thousands)	2014	2013
Benefit obligation at beginning of year	$72,582	$76,957
Service cost	2,523	3,260
Interest cost	2,390	2,557
Foreign currency exchange rate changes	(1,889)	(703)
Benefits paid	(23,726)	(5,194)
Actuarial loss (gain)	5,858	(4,295)
Curtailment gain	(2,342)	—
Benefit obligation at end of year	55,396	72,582
Plan assets at beginning of year	37,122	35,141
Company contributions	22,402	5,701
Foreign currency exchange rate changes	(2,379)	(539)
Benefits paid	(23,726)	(5,258)
Actual gain on plan assets	6,101	2,077
Plan assets at end of year	39,520	37,122
Funded status	$(15,876)	$(35,460)
Accumulated benefit obligation	$54,435	$68,391

Amount recognized in the consolidated balance sheet
Amounts recognized in the Consolidated Balance Sheets at December 31:

(in thousands)	2014	2013
Accrued employee and retiree benefits	$(18,258)	$(21,206)
Other accrued expenses	(7,263)	(19,144)
Prepaid expenses and other current assets	9,645	4,890
Net liability	$(15,876)	$(35,460)

Components of annual benefit cost
Components of annual benefit cost:

(in thousands)	2014	2013	2012
Service cost	$2,523	$3,260	$2,583
Interest cost	2,390	2,557	2,659
Expected return on plan assets	(1,791)	(1,689)	(1,428)
Amortization of prior service cost	171	172	1,971
Recognized actuarial (gain) loss	(305)	3,203	799
Settlement expense	1,467	1,177	—
Curtailment gain	(754)	—	—
Defined benefit expense	$3,701	$8,680	$6,584

Summary of weighted average assumptions
Weighted average liability assumptions as of December 31:

	2014	2013
Discount rate	3.70%	3.91%
Expected return on plan assets	3.32%	5.12%
Rate of compensation increase	0.37%	4.59%

Weighted average cost assumptions for the year ended December 31:

	2014	2013
Discount rate	3.91%	3.27%
Expected return on plan assets	5.12%	4.76%
Rate of compensation increase	4.59%	4.01%

Amounts recognized in accumulated other comprehensive income	Amounts in accumulated other comprehensive income at December 31 were as follows:
(in thousands)	2014	2013
Prior service cost	$—	$1,182
Unrecognized net actuarial loss	7,407	7,944

Pension adjustments recognized in accumulated other comprehensive income
The pension adjustments, net of tax, recognized in OCI, were as follows:

(in thousands)	2014	2013	2012
Net actuarial (loss) gain arising during the period	$(387)	$3,180	$(3,947)
Amortization of actuarial loss, included in defined benefit expense	1,252	2,006	526
Amortization of prior service cost, included in defined benefit expense	733	108	1,205
Pension adjustment, net of tax	$1,598	$5,294	$(2,216)

Pension plan assets by asset category
The following table presents the Company’s pension plan assets by asset category as of December 31, 2014 and 2013:

	Fair value as of December 31,	Fair Value Measurements at December 31, 2014 Using Fair Value Hierarchy			Fair Value as of December 31,	Fair Value Measurements at December 31, 2013 Using Fair Value Hierarchy
(in thousands)	2014	Level 1	Level 2	Level 3	2013	Level 1	Level 2	Level 3
Equity Funds
Domestic	$6,424	$6,424	$—	$—	$6,143	$6,143	$—	$—
International	242	—	242	—	7,294	—	7,294	—
International Fixed Income Funds	22,710	960	21,750	—	23,162	1,186	21,976	—
Other investments	10,144	38	10,106	—	523	40	483	—
Total assets at fair value	$39,520	$7,422	$32,098	$—	$37,122	$7,369	$29,753	$—